Commitments and Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Contingencies

In the opinion of management, no pending or known threatened claims, actions or proceedings against the Company are expected to have a material adverse effect on its financial position, results of operations or cash flows. There is no contingency existing as of March 31, 2020 and 2021.

At March 31, 2021, the Company had RMB777 of open capital commitments.